Concentrations of Credit Risk - Schedule of Customer Concentration Estimated Renewal Commissions (Details) - Customer Concentration Risk [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Sinatay Life Insurance Co., Ltd. (“Sinatay”) [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount		¥ 99,290		¥ 177,868		¥ 438,026
Concentration risk percentage		13.50%		12.80%		15.90%
Fanhua RONS Insurance Sales & Service Co., Ltd. [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount		¥ 73,738			[1]		[1]
Concentration risk percentage		10.00%			[1]		[1]
Fanhua RONS Insurance Sales & Service Co., Ltd. [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount		¥ 12,247		¥ 29,063
Concentration risk percentage		18.10%		30.20%
Aeon Life Insurance Co., Ltd. (“Aeon”) [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount			[1]		[1]	¥ 295,217
Concentration risk percentage			[1]		[1]	10.70%
Ping An Property & Casualty Insurance Company of China, Ltd. (“Ping An”) [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount			[1]	¥ 175,205			[1]
Concentration risk percentage			[1]	12.60%			[1]
Ruizhong Life Insurance Co., Ltd. [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount	[1]
Concentration risk percentage					[1]		[1]
Ruizhong Life Insurance Co., Ltd. [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount		¥ 8,602		¥ 10,291
Concentration risk percentage		12.70%		10.70%
Other Customer [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount		¥ 173,028		¥ 353,073		¥ 733,243
Concentration risk percentage		23.50%		25.40%		25.60%
Sinatay [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount		¥ 14,136		¥ 29,567
Concentration risk percentage		20.90%		30.70%
AVIVA-COFCO Life Insurance Co., Ltd. [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount		¥ 9,795			[2]
Concentration risk percentage		14.50%			[2]
Customer [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk percentage, amount		¥ 44,780		¥ 68,921
Concentration risk percentage		66.20%		71.60%

[1]	represented less than 10% of total net revenues for the year.
[2]	represented less than 10% of accounts receivable as of the year end.